RESEARCH AND DEVELOPMENT	12 Months Ended
Mar. 31, 2022
RESEARCH AND DEVELOPMENT
RESEARCH AND DEVELOPMENT

21. RESEARCH AND DEVELOPMENT

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2022	March 31, 2021
	$	$
External services	4,724,797	728,171
Personnel costs	1,503,686	783,854
Share-based payments (Note 16)	672,280	1,598,231
Supplies and services	409,925	404,002
Total research and development	7,310,688	3,514,258

The expenditures above relate to research and development activities which do not qualify for capitalization based on the Company’s accounting policies for capitalization of development costs. They have therefore been recognised as an expense during the fiscal year ended March 31, 2022 and March 31, 2021.

External services fees relate primarily to fees paid to third parties to further FT-104 development in addition to the FT-200 Group.